Offerings	Nov. 09, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 9,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 783.00
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the securities being registered hereunder also include such indeterminate number of additional shares of common stock as may be issued after the date hereof as a result of stock splits, stock dividends, recapitalizations or similar transactions, including pursuant to the anti-dilution provisions of the Warrants and Pre-Funded Warrants. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act, except as otherwise noted. The registrant may issue Pre-Funded Warrants in lieu of shares of common stock. The number of shares of common stock offered will be reduced on a one-for-one basis for each Pre-Funded Warrant sold. Pursuant to Rule 457(i) under the Securities Act, the aggregate exercise price of the Pre-Funded Warrants is included in the proposed maximum aggregate offering price set forth in footnote (5), and no separate fee is required for the common stock underlying the Pre-Funded Warrants. The proposed maximum aggregate offering price of all securities registered hereunder, including the common stock, the Pre-Funded Warrants, the Warrants, the common stock issuable upon exercise of the Pre-Funded Warrants and the common stock issuable upon exercise of the Warrants (including upon exercise at a zero exercise price pursuant to the zero exercise price option set forth in the Warrants), will not exceed $9,000,000 in the aggregate, and the registration fee has been calculated on that amount pursuant to Rule 457(o) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the securities being registered hereunder also include such indeterminate number of additional shares of common stock as may be issued after the date hereof as a result of stock splits, stock dividends, recapitalizations or similar transactions, including pursuant to the anti-dilution provisions of the Warrants and Pre-Funded Warrants. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act, except as otherwise noted. No separate fee is required for the Warrants or the Pre-Funded Warrants pursuant to Rule 457(g) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Pre-Funded Warrants
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the securities being registered hereunder also include such indeterminate number of additional shares of common stock as may be issued after the date hereof as a result of stock splits, stock dividends, recapitalizations or similar transactions, including pursuant to the anti-dilution provisions of the Warrants and Pre-Funded Warrants. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act, except as otherwise noted. No separate fee is required for the Warrants or the Pre-Funded Warrants pursuant to Rule 457(g) under the Securities Act. The registrant may issue Pre-Funded Warrants in lieu of shares of common stock. The number of shares of common stock offered will be reduced on a one-for-one basis for each Pre-Funded Warrant sold. Pursuant to Rule 457(i) under the Securities Act, the aggregate exercise price of the Pre-Funded Warrants is included in the proposed maximum aggregate offering price set forth in footnote (5), and no separate fee is required for the common stock underlying the Pre-Funded Warrants.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock underlying the Warrants
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the securities being registered hereunder also include such indeterminate number of additional shares of common stock as may be issued after the date hereof as a result of stock splits, stock dividends, recapitalizations or similar transactions, including pursuant to the anti-dilution provisions of the Warrants and Pre-Funded Warrants. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act, except as otherwise noted. The proposed maximum aggregate offering price of all securities registered hereunder, including the common stock, the Pre-Funded Warrants, the Warrants, the common stock issuable upon exercise of the Pre-Funded Warrants and the common stock issuable upon exercise of the Warrants (including upon exercise at a zero exercise price pursuant to the zero exercise price option set forth in the Warrants), will not exceed $9,000,000 in the aggregate, and the registration fee has been calculated on that amount pursuant to Rule 457(o) under the Securities Act.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock underlying the Pre-Funded Warrants
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the securities being registered hereunder also include such indeterminate number of additional shares of common stock as may be issued after the date hereof as a result of stock splits, stock dividends, recapitalizations or similar transactions, including pursuant to the anti-dilution provisions of the Warrants and Pre-Funded Warrants. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act, except as otherwise noted. The registrant may issue Pre-Funded Warrants in lieu of shares of common stock. The number of shares of common stock offered will be reduced on a one-for-one basis for each Pre-Funded Warrant sold. Pursuant to Rule 457(i) under the Securities Act, the aggregate exercise price of the Pre-Funded Warrants is included in the proposed maximum aggregate offering price set forth in footnote (5), and no separate fee is required for the common stock underlying the Pre-Funded Warrants.